Schedule of model used to determine the fair value of the stock options (Details) R$ / shares in Units, R$ in Thousands, Number in Thousands	1 Months Ended					12 Months Ended
	Nov. 30, 2021 BRL (R$) Number R$ / shares	Jun. 30, 2021 BRL (R$) Number R$ / shares	Apr. 30, 2021 BRL (R$) Number R$ / shares	Mar. 31, 2021 BRL (R$) Number R$ / shares	Jan. 31, 2021 BRL (R$) Number R$ / shares	Dec. 31, 2021 BRL (R$) Number R$ / shares
IfrsStatementLineItems [Line Items]
Dividend yield	0.00%	0.00%	0.00%	0.00%	0.00%
Share price at the measurement date | R$ / shares	R$ 8	R$ 121	R$ 119	R$ 108	R$ 129
Model used	Binomial	Binomial	Binomial		Binomial
Weighted average fair value at the measurement date | R$ / shares	R$ 46.28	R$ 49.10	R$ 46.04	R$ 40.20	R$ 46.81
Strike price at the measurement date | R$	R$ 85	R$ 105	R$ 105	R$ 105	R$ 115
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Expected volatility, maximum	41.00%	43.00%	43.00%		38.00%
Risk-free interest rate, maximum	10.40%	5.80%	5.10%	5.20%	2.10%
Expected life of stock options, maximum | Number	1	1	1	1	1
Top of range [member]
IfrsStatementLineItems [Line Items]
Expected volatility, maximum	65.00%	63.00%	51.00%	65.00%	67.00%
Risk-free interest rate, maximum	12.50%	8.30%	8.10%	8.50%	7.10%
Expected life of stock options, maximum | Number	5	5	5	5	5
Modified Plan [Member]
IfrsStatementLineItems [Line Items]
Strike price at the measurement date | R$						R$ 74
Dividend yield						0.00%
Share price at the measurement date | R$ / shares						R$ 133.68
Model used						Binomial
Weighted average fair value at the measurement date | R$ / shares						R$ 69.54
Modified Plan [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Expected volatility, maximum				42.00%		41.00%
Risk-free interest rate, maximum						2.00%
Expected life of stock options, maximum | Number						1
Modified Plan [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Expected volatility, maximum						76.00%
Risk-free interest rate, maximum						4.90%
Expected life of stock options, maximum | Number						4
Original Plan [Member]
IfrsStatementLineItems [Line Items]
Strike price at the measurement date | R$						R$ 99
Dividend yield						0.00%
Share price at the measurement date | R$ / shares						R$ 133.68
Model used						Binomial
Weighted average fair value at the measurement date | R$ / shares						R$ 57.12
Original Plan [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Expected volatility, maximum						42.00%
Risk-free interest rate, maximum						0.20%
Expected life of stock options, maximum | Number						1
Original Plan [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Expected volatility, maximum						76.00%
Risk-free interest rate, maximum						0.40%
Expected life of stock options, maximum | Number						4